Segment Information - Assets (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 13, 2020	Dec. 31, 2019
Segment Reporting Information
Total assets	$ 230,299,733	$ 230,754,006	$ 231,036,262	$ 231,323,610	$ 231,395,659	$ 231,466,990	$ 231,843,054	$ 231,769,236	$ 50,000
TOI Parent Inc.
Segment Reporting Information
Total assets	90,827,327			65,688,568					59,520,738
TOI Parent Inc. | Operating segments
Segment Reporting Information
Total assets				65,688,568					59,520,738
TOI Parent Inc. | Non-segment
Segment Reporting Information
Total assets	27,747,655			19,436,737					$ 16,172,166
TOI Parent Inc. | Patient services | Operating segments
Segment Reporting Information
Total assets	42,530,458			36,445,920
TOI Parent Inc. | Dispensary | Operating segments
Segment Reporting Information
Total assets	5,039,241			4,318,946
TOI Parent Inc. | Clinical trials & other | Operating segments
Segment Reporting Information
Total assets	$ 15,509,973			$ 5,486,965